Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Long-term debt and related interest and withholding tax payments	$ 0	$ 186,270
Accounts payable and accrued liabilities	3,232	47,916
Asset retirement provisions (undiscounted)	0	45,526
Long-term incentive plan (cash-settled awards)	541	0
Mine operating/construction, open purchase orders and operating leases	0	17,431
Corporate operating leases	202	0
Total	3,975	$ 297,143
Within 1 year [Member]
Statements [Line Items]
Long-term debt and related interest and withholding tax payments	0
Accounts payable and accrued liabilities	3,232
Asset retirement provisions (undiscounted)	0
Long-term incentive plan (cash-settled awards)	241
Mine operating/construction, open purchase orders and operating leases	0
Corporate operating leases	131
Total	3,604
1-5 years [Member]
Statements [Line Items]
Long-term debt and related interest and withholding tax payments	0
Accounts payable and accrued liabilities	0
Asset retirement provisions (undiscounted)	0
Long-term incentive plan (cash-settled awards)	300
Mine operating/construction, open purchase orders and operating leases	0
Corporate operating leases	71
Total	371
Over 5 years [Member]
Statements [Line Items]
Long-term debt and related interest and withholding tax payments	0
Accounts payable and accrued liabilities	0
Asset retirement provisions (undiscounted)	0
Long-term incentive plan (cash-settled awards)	0
Mine operating/construction, open purchase orders and operating leases	0
Corporate operating leases	0
Total	$ 0